Commitments and contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Minimum future annual operating lease obligations
2016 (remaining)	$213,786
2017	439,330
2018	452,510
2019	466,085
2020	480,068
Thereafter	535,776
Total	$2,587,555

2016	$391,941
2017	439,330
2018	452,510
2019	466,085
2020	480,068
Thereafter	535,776
Total	$2,765,710

Future minimum lease payments
2016 (remainder of)	$11,653
2017	23,306
2018	23,306
2019	23,306
2020	23,306
2021 and thereafter	7,904
Less interest	(19,679)
Principal	93,102
Less current portion	(16,303)
Noncurrent portion	$76,799